SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in AOCI, including the amounts reclassified to income
Balance	$ 57,464	$ 68,351	$ 77,401
Less: Gain reclassified from AOCI to income			(6)
Balance	51,383	57,464	68,351
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	53,440	59,935
Balance	50,913	53,440	$ 59,935
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized loss on foreign currency translation	$ (2,527)	$ (6,495)